Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES ETF TRUST
Prospectus Date	rr_ProspectusDate	Nov. 14, 2022
Document Creation Date	dei_DocumentCreationDate	Nov. 09, 2022